Commitments and Contingencies (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Royalty expenses	$ 119,777	$ 84,533
Proceeds form private placements	6,000,000
Percentage of fee equal to aggregate gross proceeds	10.00%
Percentage of common stock issuable	10.00%
Payment of maximum amount paid for consideration of expenses incurred by Spartan	40,000
fee	25,000
Year 1 [Member]
Percentage of royalty rate on net sales	6.00%
Royalty net sales	500,000
Year 2 [Member]
Percentage of royalty rate on net sales	4.00%
Royalty net sales	500,000
Year 2 [Member] | Maximum [Member]
Royalty net sales	2,500,000
Year 3 [Member]
Percentage of royalty rate on net sales	2.00%
Royalty net sales	2,500,000
Year 3 [Member] | Maximum [Member]
Royalty net sales	20,000,000
Year 4 [Member]
Percentage of royalty rate on net sales	1.00%
Royalty net sales	$ 20,000,000